Segment Information (Segment Assets Information by Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 362,504		$ 697,821
Accounts receivable, net		71,618		67,541
Fixed assets, net		269,058	[1]	288,226	[2]
Total assets	[3]	1,882,098		1,977,776
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		189,998		466,976
Accounts receivable, net		32,673		38,969
Fixed assets, net		137,820	[1]	148,447	[2]
Total assets	[3]	3,100,491		1,891,414
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		172,506		230,845
Accounts receivable, net		38,945		28,572
Fixed assets, net		131,238	[1]	139,779	[2]
Total assets	[3]	2,950,224		2,572,768
Eliminations [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		0		0
Accounts receivable, net		0		0
Fixed assets, net		0	[1]	0	[2]
Total assets	[3]	$ (4,168,617)		$ (2,486,406)

[1]	Total additions to fixed assets of Sohu and Changyou were $1.1 million and $1.2 million, respectively, for the year ended December 31, 2023.
[2]	Total additions to fixed assets of Sohu and Changyou were $4.6 million and $1.0 million, respectively, for the year ended December 31, 2022.
[3]	The elimination for segment assets mainly consists of elimination of long-term investments in subsidiaries and consolidated VIEs, and elimination of intra-Group loans between Sohu and Changyou.